Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivables [Abstract]
Schedule of accounts receivable	2024 2023 Trade receivables $ 309,570 $ 413,792 GST/VAT receivables 28,674 6,772 Other receivables 8,556 1,769 Total $ 346,800 $ 422,333